Non-controlling interests - Summary of non-controlling interests (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 EUR (€)
Non-controlling interests
Total assets	€ 614,086				€ 687,934
Total equity/(deficits)	(32,911)				165,628	€ 300,806				€ 290,826
Revenues	328,610				426,178	422,312
Net loss	€ (189,295)				€ (146,253)	€ (239,751)
Arpge SAS
Non-controlling interests
Group's percentage interest	95.27%	95.27%	95.27%	95.27%	95.27%
Non-controlling interest percentage	5.00%	5.00%	5.00%	5.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 226,526
Total equity/(deficits)	20,450
Revenues	82,720
Net loss	€ (57,400)
Wolford AG
Non-controlling interests
Group's percentage interest	61.02%	61.02%	61.02%	61.02%	61.02%
Non-controlling interest percentage	39.00%	39.00%	39.00%	39.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 135,994
Total equity/(deficits)	(59,492)
Revenues	87,891
Net loss	€ (51,092)
St. John Knits International, Incorporated
Non-controlling interests
Group's percentage interest	96.95%	96.95%	96.95%	96.95%	96.95%
Non-controlling interest percentage	3.00%	3.00%	3.00%	3.00%
Functional currency	USD	USD	USD	USD
Total assets | $							$ 110,571
Total equity/(deficits) | $							$ (165,822)
Revenues | $		$ 79,267
Net loss | $		$ (27,431)
St. John China Holdings Limited
Non-controlling interests
Group's percentage interest	77.56%	77.56%	77.56%	77.56%	77.56%
Non-controlling interest percentage	22.00%	22.00%	22.00%	22.00%
Functional currency	HKD	HKD	HKD	HKD
Total assets | $								$ 1,412
Total equity/(deficits) | $								$ (9,777)
Revenues | $			$ 2,884
Net loss | $			$ (1,161)
Sergio Rossi S.p.A
Non-controlling interests
Group's percentage interest	99.09%	99.09%	99.09%	99.09%	99.09%
Non-controlling interest percentage	1.00%	1.00%	1.00%	1.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 62,907
Total equity/(deficits)	12,628
Revenues	41,910
Net loss	€ (18,799)
Fosun Fashion Brands Management Co., Limited
Non-controlling interests
Group's percentage interest	80.00%	80.00%	80.00%	80.00%	80.00%
Non-controlling interest percentage	20.00%	20.00%	20.00%	20.00%
Functional currency	CNY	CNY	CNY	CNY
Total assets | ¥									¥ 9,059
Total equity/(deficits) | ¥									¥ (4,040)
Revenues | ¥				¥ 301
Net loss | ¥				¥ (1,284)